Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2025	2024
Legal and professional expenses payable(1)	$355,850	$-
Payroll payable	111,236	101,018
Interest payable	49,118	-
Other payables(2)	154,614	90,080
Total accrued expenses and other current liabilities	$670,818	$191,098

(1)	The balance mainly consisted of legal services fee for post-IPO compliance consulting and professional fees associated with the issuance for convertible promissory note.
(2)	The balance mainly consisted of reimbursement payables to employees and service fee payables to third party suppliers.